Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Opening balance	$ 883,170	$ 756,260
Current period acquisitions (Note 6)	25,411	126,932
Prior period acquisitions	(70)	0
Foreign exchange movement	(15,478)	(22)
Closing balance	$ 893,033	$ 883,170